TETON Convertible Securities Fund
Schedule of Investments—June 30, 2025 (Unaudited)
1
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS — 85 .2%
Business Services — 1 .8%
$ 200,000 Live Nation Entertainment Inc. ,
2.875% , 01/15/30 (a) ......................................... $ 218,000
Computer Software and Services — 16 .9%
100,000 Akamai Technologies Inc. ,
0.250% , 05/15/33 (a) ......................................... 103,750
50,000 Bitdeer Technologies Group ,
4.875% , 07/01/31 (a) ......................................... 48,350
20,000 Cloudflare Inc. ,
Zero Coupon , 06/15/30 (a) .............................. 21,630
400,000 CSG Systems International Inc. ,
3.875% , 09/15/28 .............................................. 452,600
100,000 CyberArk Software Ltd. ,
Zero Coupon , 06/15/30 (a) .............................. 103,000
150,000 Lumentum Holdings Inc. ,
1.500% , 12/15/29 .............................................. 230,400
200,000 Nutanix Inc. ,
0.500% , 12/15/29 (a) ......................................... 227,139
300,000 Parsons Corp. ,
2.625% , 03/01/29 .............................................. 320,400
200,000 Progress Software Corp. ,
3.500% , 03/01/30 .............................................. 232,300
100,000 Snowflake Inc. ,
Zero Coupon , 10/01/29 (a) .............................. 155,787
150,000 Vertex Inc. ,
0.750% , 05/01/29 .............................................. 180,078
2,075,434
Consumer Services — 2 .8%
50,000 MakeMyTrip Ltd. ,
Zero Coupon , 07/01/30 (a) .............................. 53,412
200,000 Uber Technologies Inc. , Ser. 2028 ,
0.875% , 12/01/28 .............................................. 286,300
339,712
Diversified Industrial — 0 .4%
50,000 Enovix Corp. ,
3.000% , 05/01/28 (a) ......................................... 48,450
Energy and Energy Services — 2 .4%
200,000 Bloom Energy Corp. ,
3.000% , 06/01/28 .............................................. 296,300
Energy and Utilities: Integrated — 2 .5%
Array Technologies Inc.
328,000 1.000% , 12/01/28 .............................................. 260,987
50,000 2.875% , 07/01/31 (a) ......................................... 49,590
310,577
Energy and Utilities: Natural Gas — 0 .7%
75,000 WEC Energy Group Inc. ,
4.375% , 06/01/29 .............................................. 86,738
Energy and Utilities: Services — 14 .7%
100,000 FirstEnergy Corp. ,
3.875% , 01/15/31 (a) ......................................... 101,400
200,000 Fluor Corp. ,
1.125% , 08/15/29 .............................................. 262,650
400,000 Nabors Industries Inc. ,
1.750% , 06/15/29 .............................................. 231,000
400,000 Northern Oil & Gas Inc. ,
3.625% , 04/15/29 .............................................. 418,500
Principal
Amount
Market
Value
$ 500,000 PPL Capital Funding Inc. ,
2.875% , 03/15/28 .............................................. $ 541,276
200,000 TXNM Energy Inc. ,
5.750% , 06/01/54 .............................................. 260,125
1,814,951
Entertainment — 3 .2%
300,000 Liberty Media Corp.-Liberty Formula One ,
2.250% , 08/15/27 .............................................. 399,450
Equipment and Supplies — 1 .4%
150,000 Mirion Technologies Inc. ,
0.250% , 06/01/30 (a) ......................................... 173,325
Financial Services — 8 .2%
275,000 Cardlytics Inc. ,
4.250% , 04/01/29 .............................................. 110,756
150,000 Cleanspark Inc. ,
Zero Coupon , 06/15/30 (a) .............................. 147,549
200,000 Oddity Finance LLC ,
Zero Coupon , 06/15/30 (a) .............................. 217,413
100,000 Riot Platforms Inc. ,
0.750% , 01/15/30 (a) ......................................... 104,000
210,000 SoFi Technologies Inc. ,
1.250% , 03/15/29 (a) ......................................... 428,169
1,007,887
Health Care — 12 .8%
100,000 Alnylam Pharmaceuticals Inc. ,
1.000% , 09/15/27 .............................................. 130,150
200,000 ANI Pharmaceuticals Inc. ,
2.250% , 09/01/29 (a) ......................................... 226,906
200,000 Bridgebio Pharma Inc. ,
1.750% , 03/01/31 (a) ......................................... 233,700
275,000 Evolent Health Inc. ,
3.500% , 12/01/29 .............................................. 234,755
200,000 Integer Holdings Corp. ,
1.875% , 03/15/30 (a) ......................................... 208,800
365,000 Invacare Corp., Escrow ,
Zero Coupon , 05/08/28 (b) .............................. 0
200,000 Jazz Investments I Ltd. ,
3.125% , 09/15/30 (a) ......................................... 213,000
125,000 Pacira BioSciences Inc. ,
2.125% , 05/15/29 .............................................. 122,651
100,000 TransMedics Group Inc. ,
1.500% , 06/01/28 .............................................. 160,584
1,530,546
Metals and Mining — 2 .8%
200,000 MP Materials Corp. ,
3.000% , 03/01/30 (a) ......................................... 347,100
Real Estate Investment Trusts — 6 .4%
300,000 Digital Realty Trust LP ,
1.875% , 11/15/29 (a) ......................................... 316,170
250,000 Redfin Corp. ,
0.500% , 04/01/27 .............................................. 225,649
250,000 Redwood Trust Inc. ,
7.750% , 06/15/27 .............................................. 247,622
789,441
Retail — 2 .1%
200,000 Alibaba Group Holding Ltd. ,
0.500% , 06/01/31 .............................................. 255,765

TETON Convertible Securities Fund
Schedule of Investments (Continued)—June 30, 2025 (Unaudited)
2
__________
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Semiconductors — 5 .0%
$ 250,000 indie Semiconductor Inc. ,
3.500% , 12/15/29 (a) ......................................... $ 229,375
250,000 MKS Inc. ,
1.250% , 06/01/30 .............................................. 247,625
100,000 OSI Systems Inc. ,
2.250% , 08/01/29 (a) ......................................... 135,900
612,900
Telecommunications — 1 .1%
100,000 Applied Digital Corp. ,
2.750% , 06/01/30 (a) ......................................... 130,156
TOTAL CONVERTIBLE CORPORATE
BONDS ........................................................... 10,486,732
Shares
CONVERTIBLE PREFERRED STOCKS — 0 .6%
Health Care — 0 .6%
11,225 Invacare Holdings Corp. , Ser. A ,
9.000% (b) ......................................................... 67,350
MANDATORY CONVERTIBLE SECURITIES (c) — 12 .0%
Aerospace and Defense — 0 .7%
1,175 The Boeing Co. ,
6.000% , 10/15/27 .............................................. 79,900
Computer Software and Services — 2 .4%
5,000 Hewlett Packard Enterprise Co. ,
7.625% , 09/01/27 .............................................. 294,400
Energy and Utilities: Integrated — 1 .4%
4,000 NextEra Energy Inc. ,
7.234% , 11/01/27 .............................................. 177,000
Financial Services — 4 .0%
1,000 Ares Management Corp. , Ser. B ,
6.750% , 10/01/27 .............................................. 53,000
4,000 KKR & Co. Inc. , Ser. D ,
6.250% , 03/01/28 .............................................. 214,400
2,000 Shift4 Payments Inc. ,
6.000% , 05/01/28 .............................................. 230,400
497,800
Health Care — 1 .3%
2,000 BrightSpring Health Services Inc. ,
6.750% , 02/01/27 .............................................. 165,100
Semiconductors — 2 .2%
4,000 Microchip Technology Inc. ,
7.500% , 03/15/28 .............................................. 266,560
TOTAL MANDATORY CONVERTIBLE
SECURITIES .................................................. 1,480,760
COMMON STOCKS — 0.0%
Health Care — 0.0%
5,023 Invacare Holdings Corp. † (b) ............................ 0
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS — 2 .2%
$ 270,000 U.S. Treasury Bills,
4.229 % to 4.244% †† ,
09/18/25 to 09/25/25 ........................................ $ 267,414
TOTAL INVESTMENTS — 100.0%
(Cost $ 11,064,650 ) ........................................... $ 12,302,256
(a) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.